Derivatives - Narrative (Details) lb in Thousands, bu in Thousands, T in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) bu	Dec. 31, 2021 USD ($) lb	Dec. 31, 2021 USD ($) T
Price Risk Derivatives [Line Items]
Fair value, cash-settled on a daily basis | $	$ 0	$ 0	$ 0
Current asset representing excess cash collateral posted to a margin account | $	$ 2,504	$ 2,504	$ 2,504
Soybean contract
Price Risk Derivatives [Line Items]
Financial futures	645
Aggregate notional volume		260	46
Soybean contract, settling in 2021
Price Risk Derivatives [Line Items]
Financial futures	620
Soybean contract, settling in 2022
Price Risk Derivatives [Line Items]
Financial futures	25